UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

______________________________________________

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
State Street Bank and Trust Company Rebecca Gilding, Esq. One Lincoln Street, SUM0703 Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2021

Item 1: Shareholder Report

(a)	The Report to Shareholders is attached herewith.

Renaissance IPO ETF

Renaissance International IPO ETF

2021 Semi-Annual Report

March 31, 2021

Renaissance Capital LLC

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please visit our website at www.renaissancecapital.com/Docs/Renaissance-IPO-ETFs-Prospectus.pdf or call (866) 486-6645. Read the prospectus or summary prospectus carefully before investing.

Renaissance IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings
As of March 31, 2021

% of Net Assets
Zoom Video Communications, Inc.	9.8%
Uber Technologies, Inc.	9.6%
Pinterest, Inc.	6.0%
Crowdstrike Holdings, Inc.	5.8%
Peloton Interactive, Inc.	5.7%
Slack Technologies, Inc.	4.2%
Lyft, Inc.	3.3%
Avantor, Inc.	2.9%
Royalty Pharma PLC	2.9%
Datadog, Inc.	2.6%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holding By Industry

As of March 31, 2021

	% of		% of
	Net Assets		Net Assets
Software	32.0%	Commercial Services & Supplies	0.9%
Road & Rail	12.8%	Specialty Retail	0.8%
Life Sciences Tools & Services	7.4%	Professional Services	0.7%
Interactive Media & Services	7.2%	Food & Staples Retailing	0.6%
Leisure Equipment & Products	5.7%	Thrifts & Mortgage Finance	0.5%
Internet & Direct Marketing Retail	5.1%	Consumer Finance	0.5%
IT Services	3.5%	Health Care Technology	0.3%
Automobiles	3.0%	Diversified Consumer Services	0.3%
Entertainment	3.0%	Household Products	0.3%
Pharmaceuticals	2.9%	Tobacco	0.2%
Biotechnology	2.8%	Multiline Retail	0.2%
Capital Markets	2.8%	Personal Products	0.2%
Hotels, Restaurants & Leisure	2.1%	Short-Term Investments	2.0%
Food Products	1.5%	Other assets less liabilities	(1.6%)
Real Estate Management & Development	1.3%	Total	100.0%
Health Care Providers & Services	1.0%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 1

Renaissance International IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings
As of March 31, 2021

% of Net Assets
Kuaishou Technology	5.9%
Nexi S.p.A.	5.0%
China Feihe, Ltd.	4.7%
TeamViewer AG	4.4%
EQT AB	4.3%
ESR Cayman, Ltd.	3.9%
Smoore International Holdings, Ltd.	3.6%
Allegro.eu SA	3.5%
THG PLC	3.4%
Budweiser Brewing Co., APAC, Ltd.	3.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holding By Industry

As of March 31, 2021

	% of		% of
	Net Assets		Net Assets
Internet & Direct Marketing Retail	8.6%	Containers & Packaging	2.0%
Interactive Media & Services	8.0%	Textiles, Apparel & Luxury Goods	1.6%
Software	7.4%	Electronic Equipment, Instruments & Components	1.5%
IT Services	6.7%	Real Estate Investment Trusts (REITs)	1.5%
Food Products	6.6%	Entertainment	1.4%
Capital Markets	6.0%	Household Durables	1.1%
Pharmaceuticals	5.4%	Consumer Finance	1.1%
Hotels, Restaurants & Leisure	4.9%	Wireless Telecommunication Services	0.7%
Specialty Retail	4.8%	Household Products	0.6%
Real Estate Management & Development	4.6%	Diversified Consumer Services	0.6%
Health Care Providers & Services	3.9%	Metals & Mining	0.5%
Tobacco	3.6%	Independent Power Producers & Energy Traders	0.5%
Life Sciences Tools & Services	3.2%	Electric Utilities	0.4%
Beverages	3.2%	Short-Term Investments	1.4%
Health Care Equipment & Supplies	2.5%	Other assets less liabilities	(0.9%)
Machinery	2.3%	Total	100.0%
Biotechnology	2.2%
Air Freight & Logistics	2.1%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 2

Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2021

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	COMMUNICATION SERVICES - 10.2%
	Entertainment - 3.0%
101,022	Playtika Holding Corp. *	$2,748,809
271,194	ROBLOX Corp. - Cl. A *	17,581,507
		20,330,316
	Interactive Media & Services - 7.2%
61,955	Bumble, Inc. - Cl. A *	3,864,753
549,837	Pinterest, Inc. - Cl. A *	40,704,433
96,399	ZoomInfo Technologies, Inc. - Cl. A *	4,713,911
		49,283,097
		69,613,413
	CONSUMER DISCRETIONARY - 17.3%
	Automobiles - 3.0%
587,906	Li Auto, Inc. - ADR *	14,697,650
156,995	XPeng, Inc. - ADR *	5,731,887
		20,429,537
	Diversified Consumer Services - 0.3%
64,847	GSX Techedu, Inc. - ADR * (a)	2,197,016

	Hotels, Restaurants & Leisure - 2.1%
76,039	Airbnb, Inc. - Cl. A * (a)	14,290,770

	Internet & Direct Marketing Retail - 5.1%
95,323	Chewy, Inc. - Cl. A *	8,074,811
64,311	ContextLogic, Inc. - Cl. A * (a)	1,016,114
164,645	Coupang, Inc. – Cl. A *	8,125,231
30,471	Dada Nexus, Ltd. - ADR *	826,983
46,186	DoorDash, Inc. - Cl. A *	6,056,370
36,236	Fiverr International, Ltd. *	7,869,735
53,191	Ozon Holdings PLC - ADR *	2,982,419
		34,951,663
	Leisure Equipment & Products - 5.7%
345,486	Peloton Interactive, Inc. - Cl. A *	38,846,446

	Multiline Retail - 0.2%
44,501	MINISO Group Holding, Ltd. - ADR * (a)	1,068,914

	Specialty Retail - 0.8%
144,166	Vroom, Inc. *	5,621,032
		117,405,378
	CONSUMER STAPLES - 2.8%
	Food & Staples Retailing - 0.6%
209,970	Albertsons Cos., Inc. - Cl. A (a)	4,004,128

	Food Products - 1.5%
76,772	Beyond Meat, Inc. *	9,989,573

	Household Products - 0.3%
69,681	Reynolds Consumer Products, Inc.	2,075,100

	Personal Products - 0.2%
84,325	Yatsen Holding, Ltd. - ADR *	1,041,414

	Tobacco - 0.2%
159,618	RLX Technology, Inc. - ADR * (a)	1,653,642
		18,763,857

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 3

Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2021 (Continued)

Shares		Value (US$)
	FINANCIALS - 3.8%
	Capital Markets - 2.8%
117,812	Tradeweb Markets, Inc. - Cl. A	$8,718,088
268,258	XP, Inc. - Cl. A *	10,105,279
		18,823,367
	Consumer Finance - 0.5%
245,046	Lufax Holding, Ltd. - ADR *	3,558,068

	Thrifts & Mortgage Finance - 0.5%
155,880	Rocket Cos., Inc. - Cl. A	3,599,269
		25,980,704
	HEALTH CARE - 14.4%
	Biotechnology - 2.8%
128,904	Bridgebio Pharma, Inc. *	7,940,486
124,560	CureVac NV * (a)	11,392,258
		19,332,744
	Health Care Providers & Services - 1.0%
122,474	Oak Street Health, Inc. *	6,646,664

	Health Care Technology - 0.3%
56,731	GoodRx Holdings, Inc. - Cl. A *	2,213,644

	Life Sciences Tools & Services - 7.4%
79,887	10X Genomics, Inc. - Cl. A *	14,459,547
34,915	AbCellera Biologics, Inc. * (a)	1,185,713
107,911	Adaptive Biotechnologies Corp. *	4,344,497
692,147	Avantor, Inc. *	20,023,813
223,204	PPD, Inc. *	8,446,039
64,623	Sotera Health Co. *	1,612,990
		50,072,599
	Pharmaceuticals - 2.9%
454,991	Royalty Pharma PLC - Cl. A	19,846,707
		98,112,358
	INDUSTRIALS - 14.4%
	Commercial Services & Supplies - 0.9%
173,431	GFL Environmental, Inc.	6,061,413

	Professional Services - 0.7%
192,211	Dun & Bradstreet Holdings, Inc. *	4,576,544

	Road & Rail - 12.8%
354,100	Lyft, Inc. - Cl. A *	22,372,038
1,191,901	Uber Technologies, Inc. *	64,970,524
		87,342,562
		97,980,519
	INFORMATION TECHNOLOGY - 35.5%
	IT Services - 3.5%
34,679	Affirm Holdings, Inc. *	2,452,499
111,278	Fastly, Inc. - Cl. A *	7,486,784
48,982	Kingsoft Cloud Holdings, Ltd. - ADR *	1,925,972
52,203	Snowflake, Inc. - Cl. A *	11,969,104
		23,834,359

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 4

Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2021 (Continued)

Shares		Value (US$)
	Software - 32.0%
104,565	Bill.com Holdings, Inc. *	$15,214,207
23,629	C3.ai, Inc. - Cl. A * (a)	1,557,387
164,451	Cloudflare, Inc. - Cl. A *	11,554,327
216,078	Crowdstrike Holdings, Inc. - Cl. A *	39,436,396
212,546	Datadog, Inc. - Cl. A *	17,713,584
255,836	Dynatrace, Inc. *	12,341,529
75,678	Lightspeed POS, Inc. *	4,753,335
62,968	nCino, Inc. *	4,201,225
73,779	OneConnect Financial Technology Co., Ltd. - ADR *	1,090,454
365,130	Palantir Technologies, Inc. - Cl. A *	8,503,878
75,475	Qualtrics International, Inc. - Cl. A *	2,483,882
701,143	Slack Technologies, Inc. - Cl. A *	28,487,440
37,283	Unity Software, Inc. *	3,739,858
207,057	Zoom Video Communications, Inc. - Cl. A *	66,525,343
		217,602,845
		241,437,204
	REAL ESTATE - 1.3%
	Real Estate Management & Development - 1.3%
153,674	KE Holdings, Inc. - ADR *	8,756,345

	TOTAL COMMON STOCKS (Cost - $708,008,794)	678,049,778

	SHORT-TERM INVESTMENTS - 2.0%
13,373,868	State Street Navigator Securities Lending Government Money Market Portfolio (b)	13,373,868

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,373,868)	13,373,868

	TOTAL INVESTMENTS - 101.6% (Cost - $721,382,662) (c)	$691,423,646
	LIABILITIES LESS OTHER ASSETS - (1.6) %	(11,188,958)

	NET ASSETS - 100.0%	$680,234,688

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2021, the market value of securities loaned was $13,749,702. The loaned securities were secured with cash collateral of $13,373,868 and non-cash collateral with a value of $336,592. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $721,382,662. At March 31, 2021, net depreciation for all securities was $29,959,016. This consists of aggregate gross unrealized appreciation of $35,953,540 and aggregate gross unrealized depreciation of $65,912,556.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 5

Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2021

Shares		Value (US$)
	COMMON STOCKS - 99.5%
	BRAZIL - 2.1%
116,960	CSN Mineracao SA *	$190,963
51,988	Neoenergia SA	153,785
32,090	Rede D’Or Sao Luiz SA	370,064
		714,812
	BRITAIN - 5.7%
218,092	Airtel Africa PLC	238,425
89,360	Dr. Martens PLC *	558,304
134,216	THG PLC *	1,153,662
		1,950,391
	CHINA - 37.6%
105,380	Akeso, Inc. *	665,564
149,350	Blue Moon Group Holdings, Ltd. * (a)	213,629
91,350	China East Education Holdings, Ltd.	199,054
570,810	China Feihe, Ltd.	1,615,341
66,980	China Resources Mixc Lifestyle Services, Ltd. *	398,911
28,330	Hangzhou Tigermed Consulting Co., Ltd. – Cl. H *	560,106
211,800	Hansoh Pharmaceutical Group Co., Ltd. *	1,014,851
53,570	Hygeia Healthcare Holdings Co., Ltd. *	388,987
42,610	JD Health International, Inc. *	611,134
12,010	Jinke Smart Services Group Co., Ltd. - Cl. H *	107,214
275,240	Jinxin Fertility Group, Ltd.	591,967
136,300	Jiumaojiu International Holdings, Ltd. *	545,263
58,290	Kuaishou Technology *	2,024,453
34,320	Microport Cardioflow Medtech Corp. *	58,097
98,110	Ming Yuan Cloud Group Holdings, Ltd. * (a)	447,383
29,220	Pharmaron Beijing Co., Ltd. - Cl. H	552,143
29,960	Poly Property Services Co., Ltd.	208,106
16,380	Pop Mart International Group, Ltd. * (a)	125,050
7,950	Remegen Co., Ltd. - Cl. H *	98,684
386,710	Shenwan Hongyuan Group Co., Ltd. - Cl. H (a)	108,441
41,800	Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Cl. H *	62,156
206,310	Smoore International Holdings, Ltd. *	1,255,253
286,150	Topsports International Holdings, Ltd.	426,238
62,770	Venus MedTech Hangzhou, Inc. - Cl. H *	509,081
336,330	Xinyi Energy Holdings, Ltd. (a)	163,534
		12,950,640
	FRANCE - 3.4%
19,269	La Francaise des Jeux SAEM	876,076
8,290	Verallia SA	298,942
		1,175,018
	GERMANY - 7.2%
12,090	Auto1 Group SE *	685,504
35,075	TeamViewer AG *	1,498,455
10,522	Traton SE	283,800
		2,467,759

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 6

Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2021 (Continued)

Shares		Value (US$)
	HONG KONG - 8.2%
367,630	Budweiser Brewing Co., APAC, Ltd.	$1,097,106
415,560	ESR Cayman, Ltd. *	1,360,415
141,230	JS Global Lifestyle Co., Ltd.	382,410
40,580	Tianhe Chemicals Group, Ltd. * (b)	—
		2,839,931
	INDIA - 1.9%
8,230	Gland Pharma, Ltd. *	277,471
29,669	SBI Cards & Payment Services, Ltd.	377,894
		655,365
	ITALY - 5.0%
98,878	Nexi S.p.A. *	1,725,399

	JAPAN - 1.7%
6,920	Freee KK *	587,474

	MALAYSIA - 1.2%
428,600	MR DIY Group M Bhd	425,861

	NETHERLANDS - 1.9%
18,194	JDE Peet’s NV *	667,820

	NORWAY - 2.1%
49,006	Adevinta ASA *	721,355

	POLAND - 5.6%
85,085	Allegro.eu SA *	1,196,431
44,260	InPost SA *	724,887
		1,921,318
	SOUTH KOREA - 2.8%
2,189	Big Hit Entertainment Co., Ltd. *	470,004
5,397	SK Biopharmaceuticals Co., Ltd. *	491,178
		961,182
	SWEDEN - 5.7%
44,743	EQT AB	1,472,913
30,120	Nordnet AB publ *	486,282
		1,959,195
	SWITZERLAND - 3.0%
20,506	Softwareone Holding AG *	529,383
10,767	Stadler Rail AG (a)	513,089
		1,042,472
	THAILAND - 2.7%
1,557,580	Asset World Corp. PCL	254,197
253,780	SCG Packaging PCL *	379,655
213,790	Sri Trang Gloves Thailand PCL	280,492
		914,344
	UAE - 1.7%
102,571	Network International Holdings PLC *	584,848

	TOTAL COMMON STOCKS (Cost - $35,091,730)	34,265,184

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 7

Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2021 (Continued)

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 1.4%
486,972	State Street Navigator Securities Lending Government Money Market Portfolio (c)	$486,972

	TOTAL SHORT-TERM INVESTMENTS (Cost - $486,972)	486,972

	TOTAL INVESTMENTS - 100.9% (Cost - $35,578,702) (d)	$34,752,156
	LIABILITIES LESS OTHER ASSETS - (0.9) %	(310,493)

	NET ASSETS - 100.0%	$34,441,663

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2021, the market value of securities loaned was $1,190,159. The loaned securities were secured with cash collateral of $486,972 and non-cash collateral with a value of $809,291. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(c)	Represents investments of cash collateral received in connection with securities lending.

(d)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $35,578,703. At March 31, 2021, net depreciation for all securities was $826,547. This consists of aggregate gross unrealized appreciation of $2,496,881 and aggregate gross unrealized depreciation of $3,323,428.

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 8

Renaissance IPO ETFs
Statements Of Assets And Liabilities
March 31, 2021 (Unaudited)

		Renaissance
	Renaissance IPO	International IPO
	ETF	ETF
Assets
Investment Securities
At Cost	$721,382,662	$35,578,702
At Value*	691,423,646	34,752,156
Cash	2,555,995	193,905
Foreign Cash, at Value (Cost $0 and $4,242, respectively)	—	4,201
Receivable for Fund Shares Sold	3,106,094	—
Dividends Receivable	—	5,867
Total Assets	697,085,735	34,956,129

Liabilities
Payable Upon Receipt of Securities Loaned	13,373,868	486,972
Payable for Foreign Capital Gains Taxes	—	1,975
Payable for Investments Purchased	3,106,518	—
Accrued Management Fees	370,661	25,519
Total Liabilities	16,851,047	514,466
Net Assets	$680,234,688	$34,441,663

Net Assets Consist of:
Paid-in-Capital	$644,471,485	$32,581,178
Distributable earnings	35,763,203	1,860,485
Total Net Assets	$680,234,688	$34,441,663

Net Asset Value Per Share	$62.12	$34.44
Shares Outstanding (unlimited amount authorized)	10,950,000	1,000,001
* Includes investments in securities on loan, at value	$13,749,702	$1,190,159

See accompanying Notes to Financial Statements.

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Renaissance IPO ETFs
Statement Of Operations
For the Period Ended March 31, 2021 (Unaudited)

		Renaissance
	Renaissance IPO	International IPO
	ETF	ETF
Investment Income
Dividends (net of foreign tax withheld of $455 and $1,683, respectively)	$384,324	$41,848
Securities Lending Income	484,083	12,856
Total Investment Income	868,407	54,704

Expenses
Management Fees	1,910,511	148,043
Net Investment Loss	(1,042,104)	(93,339)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain on Investments	16,220,666	1,572,404
Net Realized Gain (Loss) on In-Kind Transactions	55,262,081	1,232,257
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(17,400)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(42,452,721)	(109,854)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	1,114
Deferred Foreign Capital Gains Taxes	—	(1,975)
Net Realized and Unrealized Gain on Investments and Foreign Currency	29,030,026	2,676,546
Net Increase in Net Assets Resulting from Operations	$27,987,922	$2,583,207

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 10

Renaissance IPO ETF
Statement Of Changes In Net Assets

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
Increase (Decrease) in Net Assets from Operations
Net Investment Loss	$(1,042,104)	$(127,112)
Net Realized Gain (Loss) on Investments and Foreign Currency	16,220,666	(1,130,296)
Net Realized Gain on In-Kind Transactions	55,262,081	26,665,778
Net Change in Unrealized Appreciation (Depreciation) of Investments	(42,452,721)	17,634,206
Net Increase in Net Assets Resulting from Operations	27,987,922	43,042,576

Distributions to Shareholders From
Retained Earnings	—	(164,816)

Fund Share Transactions
Proceeds from Shares Sold	726,409,864	240,640,705
Cost of Shares Redeemed	(300,615,501)	(99,482,559)
Other Capital (Note 4)	49,250	—
Net Increase in Net Assets from Fund Share Transactions	425,843,613	141,158,146
Total Increase in Net Assets	453,831,535	184,035,906

Net Assets
Beginning of Period	226,403,153	42,367,247
End of Period	$680,234,688	$226,403,153

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	11,300,000	5,050,000
Number of Shares Redeemed	(4,700,000)	(2,200,000)
Net Increase in Fund Shares	6,600,000	2,850,000

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 11

Renaissance International IPO ETF
Statement Of Changes In Net Assets

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	$(93,339)	$129,702
Net Realized Gain on Investments and Foreign Currency	1,555,004	214,114
Net Realized Gain on In-Kind Transactions	1,232,257	3,235,618
Net Change in Unrealized Depreciation of Investments and Foreign Currency	(110,715)	(799,686)
Net Increase in Net Assets Resulting from Operations	2,583,207	2,779,748

Distributions to Shareholders From
Retained Earnings	(192,968)	(13,599)

Fund Share Transactions
Proceeds from Shares Sold	1,981,571	43,426,867
Cost of Shares Redeemed	(8,583,365)	(9,696,810)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(6,601,794)	33,730,057
Total Increase (Decrease) in Net Assets	(4,211,555)	36,496,206

Net Assets
Beginning of Period	38,653,218	2,157,012
End of Period	$34,441,663	$38,653,218

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	50,000	1,400,000
Number of Shares Redeemed	(250,000)	(300,000)
Net Increase (Decrease) in Fund Shares	(200,000)	1,100,000

See accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2021		Year Ended September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net Assets Value, Beginning of Period	$52.05		$28.24	$30.26	$26.61	$21.15	$19.96
Income (Loss) From Investment Operations
Net Investment Income (Loss)(1)	(0.11)		(0.08)	0.16	0.13	0.13	0.08
Net Realized and Unrealized Gain (Loss)	10.18		24.02	(2.10)	3.63	5.45	1.21
Total from Investment Operations	10.07		23.94	(1.94)	3.76	5.58	1.29
Other Capital(1)	0.00	*	0.00	0.00	0.00	0.00	0.00 *
Distribution to Shareholders From Net Investment Income	—		(0.13)	(0.08)	(0.11)	(0.12)	(0.10)
Net Asset Value, End of Period	$62.12		$52.05	$28.24	$30.26	$26.61	$21.15

Total Return(2)	19.12%		85.18%	(6.43)%	14.13%	26.45%	6.50%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$680,235		$226,403	$42,367	$19,668	$14,638	$12,691
Ratio of Net Expenses to Average Net Assets	0.60	% (3)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33	)% (3)	(0.21)%	0.53%	0.45%	0.57%	0.41%
Portfolio Turnover Rate(4)	51%		152%	92%	192%	159%	109%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Broker commission charges are not included in this calculation.

(3)	Annualized.

(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

*	Per share amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2021		Year Ended September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net Assets Value, Beginning of Period	$32.21		$21.57	$22.47	$23.00	$19.50	$19.13
Income (Loss) From Investment Operations
Net Investment Income (Loss)(1)	(0.09)		0.42	0.29	0.22	0.26	0.37
Net Realized and Unrealized Gain (Loss)	2.52		10.27	(0.20)	(0.54)	3.45	0.31
Total from Investment Operations	2.43		10.69	0.09	(0.32)	3.71	0.68
Distribution to Shareholders From Net Investment Income	(0.13)		(0.05)	(0.19)	(0.21)	(0.21)	(0.31)
From Realized Gain on Investments	(0.07)		—	(0.80)	—	—	—
Net Asset Value, End of Period	$34.44		$32.21	$21.57	$22.47	$23.00	$19.50

Total Return(2)	7.53%		49.65%	0.95%	(1.43)%	19.08%	3.73%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$34,442		$38,653	$2,157	$2,247	$2,300	$1,950
Ratio of Net Expenses to Average Net Assets	0.80	% (3)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.50	)% (3)	1.46%	1.41%	0.92%	1.31%	1.95%
Portfolio Turnover Rate(4)	56%		127%	80%	107%	88%	81%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)	Annualized.

(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

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Renaissance IPO ETFs
Notes To Financial Statements

For the Period Ended March 31, 2021 (Unaudited)

The Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware Trust, operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Funds. The shares of the Funds are referred to herein as “Shares.” The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETFs”) . As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1.  SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

A. FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B. SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

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Renaissance IPO ETFs
Notes To Financial Statements

For the Period Ended March 31, 2021 (Unaudited) (Continued)

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2021, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

C. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

D. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2.  FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to relieve them from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Funds’ 2020 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

A. DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S. federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

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Renaissance IPO ETFs
Notes To Financial Statements

For the Period Ended March 31, 2021 (Unaudited) (Continued)

3. FEES AND EXPENSES

A. MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration Agreement, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

4.  SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference

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Renaissance IPO ETFs
Notes To Financial Statements

For the Period Ended March 31, 2021 (Unaudited) (Continued)

between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex -dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $300 per Creation Unit for the Renaissance IPO ETF and $1,000 per Creation Unit for the Renaissance International IPO ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

5.   INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

6.   INVESTMENT TRANSACTIONS: For the six months ended March 31, 2021, the Renaissance IPO ETF had in-kind contributions of $726,409,864, in-kind redemptions of $300,615,501 and an in-kind net realized gain of $55,262,081. For the six months ended March 31, 2021, the Renaissance International IPO ETF had in-kind contributions of $ 1,981,571, in-kind redemptions of $ 8,583,366 and an in-kind net realized gain of $1,232,257.

The in-kind contributions and in-kind redemptions shown above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts shown above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transaction.

The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

For the six months ended March 31, 2021, the Renaissance IPO ETF made purchases with a cost of $1,021,589,556 and sales with proceeds of $592,505,863 of investment securities (excluding short-term securities, including in-kind transactions of $705,997,654 in purchases and $280,055,327 in sales) and the Renaissance International IPO ETF made purchases with a cost of $22,322,919 and sales with proceeds of $30,377,084 of investment securities (excluding short-term securities, including in-kind transactions of $1,835,359 in purchases and $8,101,172 in sales).

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Renaissance IPO ETFs
Notes To Financial Statements

For the Period Ended March 31, 2021 (Unaudited) (Continued)

7.  SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% for U.S. securities and 105% for international securities of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds) or become insolvent. The Funds may pay fees to the party arranging the loan of securities. In addition, the Funds will bear the risk of loss of any cash collateral that it invests. The Funds will then invest the cash collateral received in the State Street Navigator Securities Lending Government Money Market Portfolio, and record a liability for the return of the collateral, during the period the securities are on loan. Non-cash collateral is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate those securities. The Funds are subject to a lending limit of 33⅓% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income.

See the Portfolio of Investments for information about the value of the securities on loan and their related collateral. The loaned securities are subject to enforceable netting arrangements and as of March 31, 2021, the value of the related collateral exceeded the value of the securities loaned.

		Gross Amounts not offset in the
		Statement of Financial Position
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the			Collateral
	of Recognized	Statement of	Statement of	Financial		Pledged	Net
Securities Lending	Liabilities	Financial Position	Financial Position	Instruments		(Received)	Amount
Renaissance IPO ETF	$13,373,868	$—	$13,373,868	$13,373,868	(a)	$—	$—
Renaissance International IPO ETF	$486,972	$—	$486,972	$486,972	(a)	$—	$—

(a)	Collateral for securities on loan is included in the Schedule of Investments

The following tables represent the amount of payables for cash collateral received on securities on loan as shown on the Statements of Assets and Liabilities for the six months ended March 31, 2021:

	Remaining Contractual Maturity of the Agreements
Renaissance IPO ETF	As of March 31, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,373,868	$—	$—	$—	$13,373,868
Total Borrowings	$13,373,868	$—	$—	$—	$13,373,868
Gross amount of recognized liabilities for securities lending transactions					$13,373,868

	Remaining Contractual Maturity of the Agreements
Renaissance International IPO ETF	As of March 31, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$486,972	$—	$—	$—	$486,972
Total Borrowings	$486,972	$—	$—	$—	$486,972
Gross amount of recognized liabilities for securities lending transactions					$486,972

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Renaissance IPO ETFs
Notes To Financial Statements
For the Period Ended March 31, 2021 (Unaudited) (Continued)

8.  PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. RISK OF INVESTING IN IPOs. The Funds invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors, widely available research coverage and may have a limited operating history. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Indices. The price of stocks included in the Indices may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock -up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

B. FINANCIAL SECTOR RISK. Financial companies frequently represent the largest sector in the Renaissance International IPO Index. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

C. INFORMATION TECHNOLOGY RISK. Information technology companies frequently represent the largest sector in the Renaissance IPO Index. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

D. SMALL AND MID-CAPITALIZATION COMPANY RISK. The Funds invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

E. DEPOSITARY RECEIPT RISK. The Funds may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. GDRs are certificates issued in more than one country for shares, in a foreign company. The shares are held by a foreign branch of an international bank. The shares trade as domestic shares but are offered for sale globally through the various bank branches. Sponsored ADRs or GDRs are issued with the support of the issuer of the foreign stock underlying the ADRs or GDRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs and GDRs in the Funds’ portfolios are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Funds’ portfolios. In addition, because the underlying securities of ADRs or GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs or GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Funds.

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Renaissance IPO ETFs
Notes To Financial Statements
For the Period Ended March 31, 2021 (Unaudited) (Continued)

F. REIT RISK. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in foreign, national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a Real Estate Investment Trust (a “REIT”) that fails to comply with foreign or domestic tax requirements affecting REITs may be subject to income taxation, including the U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Funds invest in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing return to the Fund on its investment in such company.

G. PARTNERSHIP UNIT RISK. Investments in partnership units, such as master limited partnerships and trusts, involve risks that differ from an investment in common stock. Holders of partnership units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in partnership units. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a partnership, including a conflict arising as a result of incentive distribution payments.

H. NON-U.S. ISSUER RISK. Certain companies in which the Funds may invest may be non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers. Current political uncertainty surrounding the European Union (the “EU”) and its membership, including the negotiations relating to the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility.

I. EMERGING MARKETS RISK. The funds may invest a portion of their portfolios in securities of issuers located in emerging markets. Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

J. EQUITY SECURITIES RISK. The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Funds participate, or factors relating to specific issuers in which the Funds invest. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

K. MARKET RISK. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money.

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Renaissance IPO ETFs
Notes To Financial Statements
For the Period Ended March 31, 2021 (Unaudited) (Continued)

L. INDEX TRACKING RISK. The Funds’ returns may not match the returns of the Indices for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of its Index. Because the Funds bear the costs and risks associated with buying and selling securities while such costs and risks are not factored into the returns of the Indices, the Funds’ returns may deviate significantly from the returns of the Indices. In addition, the Funds may not be able to invest in certain securities included in the Indices, or invest in them in the exact proportions in which they are represented in the Indices, due to legal restrictions or other limitations. To the extent that a Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices, a Fund’s ability to track its Index may be adversely affected.

M. REPLICATION MANAGEMENT RISK. An investment in the Funds involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Funds are not “actively” managed, unless a specific security is removed from one of the Indices, the Funds generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Funds’ performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

N. PREMIUM/DISCOUNT RISK. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. This occurs because shares are offered and purchased at market price and not the NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

O. NON-DIVERSIFIED RISK. The Funds are classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Funds’ NAV and may make the Funds more volatile than more diversified funds. The Funds may be particularly vulnerable to this risk because they seek to replicate indices that are comprised of a limited number of securities.

P. CONCENTRATION RISK. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

Q. SECURITIES LENDING RISK. The Funds may engage in securities lending. Securities lending involves the risk that the fund may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

R. CUSTODY RISK. The Renaissance International IPO ETF invests in securities on non-U.S. exchanges. Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

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Renaissance IPO ETFs
Notes To Financial Statements
For the Period Ended March 31, 2021 (Unaudited) (Continued)

S. CURRENCY RISK. The Funds hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non- U.S. currencies will affect the value of the Funds’ investment and the value of the Funds’ Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

T. VALUATION RISK. The sales price the Renaissance International IPO ETF could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Renaissance International IPO Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Renaissance International IPO ETF portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

U. AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other authorized participant is able to step forward to create or redeem Creation Units (as defined above), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

V.  OTHER RISKS. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government-ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund.

9.  SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the Funds voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-486-6645 or by referring to the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N -PORT. Previously, the Trust filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.renaissancecapital.com.

Cost of Investing

Shareholders of the Funds will incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended March 31, 2021.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Renaissance IPO ETF charges a transaction fee of $300 per Creation Unit and the Renaissance International IPO ETF charges a transaction fee of $1,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	(10/1/20)	(3/31/21)	(10/1/20-3/31/21)	Expense Ratio
Renaissance IPO ETF
Actual	$1,000	$1,191	3.28%	0.60%
Hypothetical (5% return before expenses)	$1,000	$1,022	3.02%	0.60%

Renaissance International IPO ETF
Actual	$1,000	$1,075	4.14%	0.80%
Hypothetical (5% return before expenses)	$1,000	$1,021	4.03%	0.80%

*	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2021 (Unaudited) (Continued)

Renewal of Investment Advisory Agreement

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of Renaissance Capital Greenwich Funds (the “Trust”) held on November 20, 2020, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital LLC (the “Adviser”) and the Trust, on behalf of the Renaissance IPO ETF and Renaissance International IPO ETF (the “Funds”).

In connection with considering the approval of the continuance of the Advisory Agreement, the Independent Trustees met in executive session with counsel (“Counsel”) to discuss the continuance of the Advisory Agreement and the information provided in connection with the renewal. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreement, reviewed the information provided by the Adviser in connection with its consideration of the continuation of the Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving such an agreement.

In considering whether to approve the continuation of the Advisory Agreement for an additional year, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting and other information from Counsel and from the Adviser, including: (i) a copy of the Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser provided to the Funds; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management team and compliance programs; (iv) information describing each Fund’s advisory fee and expenses; and (v) a memorandum from Counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board considered the information presented at Board meetings over the last year. In addition, the Board considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the performance, advisory fees and expenses of the Funds with the performance, advisory fees and expenses of the peer group.

The Board, including the Independent Trustees, considered the following factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of each Fund and the Adviser; (3) the cost of services provided and the profits realized by the Adviser and its affiliates; (4) the extent to which economies of scale were realized as each Fund grew; (5) whether the fee levels reflected these economies of scale; (6) services and fees relating to the separately managed account managed by the Adviser; (7) the depth of experience and knowledge of the Adviser with respect to the IPO market; and (8) “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds.

The Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

Nature, Extent and Quality of Services Provided by the Adviser. The Board reviewed the services that the Adviser provides to the Funds, including, but not limited to, managing the day-to-day investment of the assets of the Funds in accordance with the stated investment objective and policies of each Fund. The Board reviewed the professional personnel of the Adviser and discussed their qualifications. On this basis, the Board concluded that they were satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Funds and the Adviser. The Board considered the Funds’ performance history and market conditions over the last year. The Board considered that each Fund had closely tracked its respective underlying index. The Board considered tracking error data provided by the Adviser to the Board for the Meeting and at prior meetings. The Board also considered information about the premium/discount history of the Funds provided by the Adviser to the Board for the Meeting and at prior meetings, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value of the Funds, and by how much, measured in basis points. The Board reviewed the performance of each Fund as compared to the performance of the peer group. The Board concluded that they were satisfied with the investment performance of the Funds under the Adviser’s management, including the tracking error of the Funds.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2021 (Unaudited) (Continued)

Costs of Advisory Services. The Board reviewed the report of the advisory fee and expenses of each Fund as compared to the advisory fees and expenses of the peer group. The Trustees noted the Funds’ unitary fee structure. The Board considered the peer group report and concluded that each Fund’s respective advisory fee and expenses were comparable to the peer group, in light of the unique nature of the Funds as IPO-focused funds. The Board also considered the fee rates charged to the separately managed account managed by the Adviser, including the differences in services provided to the non -investment company client. In addition, the Board considered “fall- out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds. After review of this information, the Board concluded that each Fund’s advisory fee and expenses were reasonable.

Profitability. The Board considered the level of profitability of the Adviser from its relationship with the Funds. The Board concluded that the Adviser’s current level of profitability was reasonable.

Economies of Scale. The Board reviewed each Fund’s current asset level and concluded that the Funds had not yet reached the level where economies of scale could be achieved.

Conclusion. Based on their deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement were fair and reasonable; (b)  concluded that each Fund’s advisory fee and expenses were reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to continue the Advisory Agreement for another year.

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Renaissance IPO ETFs
statement regarding liquidity risk management program

The Trust has adopted a liquidity risk management program (the “Program”) on behalf of the Funds pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”).

In accordance with the requirements of the Liquidity Rule, the Program contains policies and procedures reasonably designed to ensure effective assessment, management and periodic review the Funds’ liquidity risks. Liquidity risk is defined in the Liquidity Rule as the risk that a Fund could not meet shareholder redemption requests without significant dilution of shareholders’ interests in the Funds.

The Board of Trustees of the Trust (the “Board”) previously approved the designation of the Advisor as the administrator for the Program (the “Administrator”). The Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis, as described in the Program and in quarterly reports provided to the Board. As required by the Liquidity Rule, the Administrator provided the Board of Trustees (the “Board”) with a written report (the “Report”) addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from June 1, 2019 through September 30, 2020 (the “Reporting Period”).

The Report discussed the operations of the Program over the Reporting Period and highlighted relevant liquidity considerations with respect to the Funds arising during the Reporting Period. The Report noted that the Program operated as intended during the Reporting Period, including during periods of volatility.

In connection with the annual Program review, Administrator conducted the annual assessment of the Funds’ liquidity risks pursuant to the Program, including a review of each Fund’s investment objective and strategies and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, and consideration of whether the Funds’ strategies remain appropriate for an open-end fund. The Report noted that the liquidity of each Fund’s portfolio of investments remained high during the Reporting Period in line with expectations in light of the Fund’s investment strategy and underlying index rules, and concluded that the Funds’ investment strategies remain appropriate for open-end funds. The Report further noted that no leverage or derivatives are used in implementing the Funds’ principal investment strategies and there were no significant liquidity events affecting the Funds during the Reporting Period.

In conducting its review, the Administrator also considered the relationship between the Funds’ portfolio liquidity and Fund share prices, bid-ask spreads and other trading metrics as well as the effect of basket composition on liquidity management. The Report noted that the arbitrage function operated efficiently during the Reporting Period. The review included an analysis of the Funds’ redemption transactions during the Reporting Period and it was determined that the Funds continue to qualify as In-Kind ETFs as defined in the Liquidity Rule and pursuant to applicable provisions of the Program. The Report noted that the Funds did not experience any adverse liquidity events in connection with creation and redemption activity during the Reporting Period and that there were no material changes in the Funds’ liquidity characteristics as a result of strategy changes or material changes in a Fund’s portfolio composition or underlying index.

Illiquid investments held in the Funds are tracked daily and the Report noted that the Funds were in compliance with the 15% limitation on illiquid investments at all times during the Reporting Period.

Based upon the review conducted, the Report concluded that the Program was implemented and operated effectively during the Reporting Period and is adequate to manage the liquidity risk of the Funds. Additionally, no material changes were recommended in the Report.

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(b)	Not applicable.

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to the filing.

(a)(2) Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(3) Not applicable to the filing.

(a)(4) Not applicable.

(b)       The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By: /s/ William K. Smith

William K. Smith,

President

Date: May 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William K. Smith

William K. Smith,

President

Date: May 27, 2021

By: /s/ Kathleen S. Smith

Kathleen S. Smith,

Chairman of the Board, Treasurer

Date: May 27, 2021